BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2014
BONDS PAYABLE AND ACCRUED INTEREST [Abstract]
BONDS PAYABLE AND ACCRUED INTEREST

19. BONDS PAYABLE AND ACCRUED INTEREST

On January 14, 2011, Jiangxi Jinko issued a short-term bond with a principal amount of RMB300,000,000 which bears interest at the rate of 5.28% per annum, and the bond was repaid on January 14, 2012. On March 24, 2011, Jiangxi Jinko issued a short-term bond with a principal amount of RMB300,000,000 which bears interest at the rate of 5.6% per annum, and the bond was repaid on March 23, 2012. On July 11, 2011, Jiangxi Jinko issued a short-term bond with a principal amount of RMB400,000,000 which bears interest at the rate of 6.5% per annum, and the bond was repaid on July11, 2012.

On April 24, 2012, Jiangxi Jinko issued a short-term bond with a principal amount of RMB300,000,000 which bears interest at the rate of 6.3% per annum, and the bond was subsequently repaid on April 23, 2013.

On January 29, 2013, Jiangxi Jinko issued a six-year bond with an aggregate principal amount of RMB800,000,000 which bears a fixed annual interest rate of 8.99% and will mature on January 28, 2019. At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require Jiangxi Jinko to repurchase all or part of their bond, at such time. The bond is recorded on amortized cost basis with the interest rate of 8.99%. Interest expense related to the bond was RMB66,725,778 and RMB 66,725,778 for the year ended December 31, 2013 and 2014,respectively.

Bonds payable are all issued at face value, unsecured from the issuance date.